Schedule of PBO's and Accumulated Benefit Obligations in Excess of Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets
Projected benefit obligations	$ 3,038	$ 2,215
Accumulated benefit obligations	2,908	2,063
Plan assets	$ 2,327	$ 1,542